U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                       Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

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1.   Name and address of issuer:

	Churchill Tax-Free Trust
	380 Madison Avenue, Suite 2300
	New York, NY 10017
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2.   The name of each series or class of securities for which this
     Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not
     list series or classes:                                        [X]
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3.   Investment Company Act File Number:  811-5086

     Securities Act File Number: 33-13021
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4(a) Last day of fiscal year for which this Form is filed:

     March 31, 2013
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4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due
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4(c) [ ] Check box if this is the last time the issuer will be filing this Form
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5.  Calculation of registration fee:

   (i)    Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                     $  8,353,529.00
                                                         ---------------
   (ii)   Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                    $  8,752,267.00
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    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                         $ 26,855,005.00
                                              ---------------
    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:              -   $ 35,607,272.00
                                                         ---------------
    (v)   Net sales - if Item 5(i) is
          greater than Item 5(iv) [subtracting
          Item 5(iv) from Item 5(i)]:                   $           0.00
                                                        ----------------

     (vi)  Redemption credits available for
           use in future years - If item 5(i)
           is less than Item 5(iv) (subtract
           Item 5(iv) from Item 5(i)):                  ($ 27,253,743.00)
                                                        -----------------

    (vii) Multiplier for determining
          registration fee (See Instruction
          C.9):                                      X         .00001364
                                                        ----------------

    (viii)Registration fee due [multiply
          Item 5(v) by Item 5(vii)] (enter
          "0" if no fee is due):                   =   $            0.00
                                                        ----------------

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6.  Prepaid Share

 If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares
 or other units) deducted here:                         $           0.00
                                                        ----------------

 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
 in future fiscal years, then state that number here:   $           0.00
                                                        ----------------
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7.  Interest due - if this Form is being filed
    more than 90 days after the end of the
    issuer's fiscal year (see Instruction D):        +  $           0.00
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8.  Total of the amount of the registration fee
    due plus any interest due [line 5(viii)
    plus line 7]:                                    =  $           0.00
                                                        ----------------
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

          Method of Delivery

                    [ ]  Wire Transfer
                    [ ]  Mail or other means
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                                SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated

                              /s/ Joseph P. DiMaggio
                              ---------------------------
                                  Chief Financial Officer
					and Treasurer

Date:   June 27, 2013
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